Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Accounting Policies [Abstract]
Redeemable non-controlling interests, Beginning	$ 27,235
Net income attributable to redeemable non-controlling interest	3,111
Increase in value of put options of redeemable non-controlling interests	7,471
Dividend declared to redeemable non-controlling interest	(3,395)
Acquisition of redeemable non-controlling interests	(4,604)
Foreign currency translation adjustments	1,996
Redeemable non-controlling interest reclassification to non-controlling interest	(9,899)	$ (2,440)
Redeemable non-controlling interests, Ending	$ 21,915